LOANS AND RECEIVABLES FROM BANKS	12 Months Ended
Dec. 31, 2017
Loans And Receivables From Banks
LOANS AND RECEIVABLES FROM BANKS

NOTE 9 LOANS AND RECEIVABLES FROM BANKS

As of December 31, 2017 and 2016, loans and receivables from banks were as follows:

	As of December 31
	2017	2016
	MCh$	MCh$
Local Banks
Loans to local banks	—	—
Allowances for loans losses	—	—
Subtotal	—	—
Foreign Banks
Interbanks cash loans	862	59,393
Loans to foreign banks	13,875	27,618
Non-transferrable deposits with foreign banks	21,544	63,769
Allowances for loans losses	(208)	(212)
Subtotal	36,073	150,568
Banco Central of Chile
Deposits in the Central Bank of Chile	34,004	—
Subtotal	34,004	—
Total	70,077	150,568

The movement in the allowances for loan losses as of December 31, 2017 and 2016 was as follows:

		As of December 31, 2017
		Local Banks	Foreign Banks	Total
	Notes	MCh$	MCh$	MCh$
Balance as of January 1, 2017		—	(212)	(212)
Write-offs		—	—	—
Established provisions	27	—	(226)	(226)
Released provisions	27	—	209	209
Impairment		—	—	—
Exchange differences		—	21	21
Balances as of December 31, 2017		—	(208)	(208)

		As of December 31, 2016
		Local Banks	Foreign Banks	Total
	Notes	MCh$	MCh$	MCh$
Balance as of January 1, 2016		(17)	(53)	(70)
Write-offs		—	—	—
Established provisions	27	(29)	(278)	(307)
Integration Itaú Corpbanca		—	(120)	(120)
Released provisions	27	46	240	286
Impairment		—	—	—
Exchange differences		—	(1)	(1)
Balances as of December 31, 2016		—	(212)	(212)